Operating costs and non-underlying items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Gross Profit And Operating Costs [Abstract]
Exchange losses	€ 0	€ (45)	€ (41)